UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended March 31, 2001



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      May 11, 2001
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.









                                 Page 1 of 3
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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         5
                                                     ----------

Form 13F Information Table Entry Total:                   37
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 897,591
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company

























                                    Page 2



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
                                                         FORM 13F INFORMATION TABLE


                                                             Column 4:  Column 5:                                  Column 8:
                                  Column 2:                     Market  Shares or    Column 6: Column 7:     Voting Authority
           Column 1:               Title of      Column 3:       Value  Principal   Investment   Other   ---------------------------
         Name of Issuer             Class          CUSIP       (000's)     Amount   Discretion Managers     Sole    Shared   None
         --------------        ---------------- ----------- ---------- ------------ ---------- --------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
------------------------------
AOL TIME WARNER INC                  COM        00184A 10 5   $  1,050     26,149SH   Defined    1,2,3       26,149
ADELPHIA COMMUNICATIONS CORP         CL A       006848 10 5      1,053     26,000SH   Defined      "         26,000
AT HOME CORP                      COM SER A     045919 10 7         45     10,000SH   Defined      "         10,000
CHIQUITA BRANDS INTL INC             COM        170032 10 6     22,399 17,230,289SH   Defined      "     17,230,289
COMCAST CORP                         CL A       200300 10 1        783     19,000SH   Defined      "         19,000
COMCAST CORP                       CL A SPL     200300 20 0      1,468     35,000SH   Defined      "                          35,000
GREAT AMERN FINL RES INC             COM        389915 10 9    631,080 35,059,995SH   Defined      "     35,059,995
MARSH SUPERMARKETS INC               CL B       571783 20 8      2,227    189,543SH   Defined      "                         189,543
MARSH SUPERMARKETS INC               CL A       571783 30 7        573     39,543SH   Defined      "         39,543
METRICOM INC                         COM        591596 10 1         31     15,000SH   Defined      "         15,000
PROVIDENT FINL GROUP INC             COM        743866 10 5    156,720  5,572,271SH   Defined      "      5,572,271
RCN CORP                             COM        749361 10 1        127     21,000SH   Defined      "         21,000
SEPRACOR INC                         COM        817315 10 4      1,178     36,800SH   Defined      "         36,800
WASHINGTON MUT INC                   COM        939322 10 3        735     13,423SH   Defined      "         13,423

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ADELPHIA COMMUNICATIONS CORP         CL A       006848 10 5      2,131     52,605SH   Defined     1,2        52,605
AT HOME CORP                      COM SER A     045919 10 7        376     84,018SH   Defined      "         84,018
BRISTOL MYERS SQUIBB CO              COM        110122 10 8      1,188     20,000SH   Defined    1,2,3       20,000
BROADWING INC                        COM        111620 10 0        625     32,611SH   Defined     1,2        32,611
CABLEVISION SYS CORP                 CL A       12686C 10 9        352      5,000SH   Defined      "          5,000
CHIQUITA BRANDS INTL INC             COM        170032 10 6      8,796  6,766,006SH   Defined    1,2,3    6,766,006
COMCAST CORP                         CL A       200300 10 1        610     14,800SH   Defined     1,2        14,800
COMCAST CORP                       CL A SPL     200300 20 0        577     13,760SH   Defined      "                          13,760
JOHN HANCOCK BK &THRIFT OPP FD    SH BEN INT    409735 10 7        417     52,200SH   Defined      "         52,200
HOST MARRIOTT CORP NEW               COM        44107P 10 4        118     10,110SH   Defined      "         10,110
LEUCADIA NATL CORP                   COM        527288 10 4        848     26,352SH   Defined      "         26,352
MARSH SUPERMARKETS INC               CL B       571783 20 8      6,273    533,801SH   Defined      "                         533,801
MARSH SUPERMARKETS INC               CL A       571783 30 7     10,009    690,301SH   Defined      "        690,301
METRICOM INC                         COM        591596 10 1         41     20,000SH   Defined      "         20,000
POPULAR INC                          COM        733174 10 6      5,576    189,320SH   Defined    1,2,3      189,320
PROVIDENT FINL GROUP INC             COM        743866 10 5     19,602    696,943SH   Defined      "        696,943
RCN CORP                             COM        749361 10 1        423     70,250SH   Defined      "         70,250
RELIANCE GROUP HOLDINGS INC          COM        759464 10 0          0     10,800SH   Defined      "         10,800
SEPRACOR INC                         COM        817315 10 4      2,380     74,400SH   Defined      "         74,400
US BANCORP DEL                     COM NEW      902973 30 4        667     28,462SH   Defined     1,2        28,462
WASHINGTON MUT INC                   COM        939322 10 3      2,379     43,453SH   Defined    1,2,3       43,453
WESTPOINT STEVENS INC                COM        961238 10 2        265     29,400SH   Defined     1,2        29,400
ZENITH NATL INS CORP                 COM        989390 10 9     14,469    613,100SH   Defined      "        613,100
                                                            ----------
                REPORT TOTAL                                $  897,591
                                                            ==========
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